Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Amortisation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	kr 2,359	kr 1,639	kr 1,446
Total amortisation	1,599	1,066	1,096
Impairment losses for the year	760	573	350
Total depreciation and impairment losses	5,003	4,386	4,307
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	846	844	369
Total depreciation and impairment losses	3,229	2,836	2,729
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	34	39	40
Total depreciation and impairment losses	424	409	403
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	1,364	744	1,025
Total depreciation and impairment losses	922	736	724
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	19	11	10
Total depreciation and impairment losses	408	386	433
Other operating income and expenses
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	96	1	2
Total depreciation and impairment losses	kr 20	kr 19	kr 18